Note 17 - Income (Loss) Per Common Share (Details) (USD $)						9 Months Ended		12 Months Ended					9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Options [Member]	Sep. 30, 2012 Options [Member]	Dec. 31, 2012 Options [Member]	Dec. 31, 2012 Options [Member] Minimum [Member]	Sep. 30, 2012 Options [Member] Minimum [Member]	Dec. 31, 2012 Options [Member] Maximum [Member]	Sep. 30, 2012 Options [Member] Maximum [Member]	Sep. 30, 2013 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2012 Warrant [Member] Minimum [Member]	Sep. 30, 2012 Warrant [Member] Maximum [Member]	Sep. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Sep. 30, 2012 Maximum [Member]
Note 17 - Income (Loss) Per Common Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)						15,397,500	4,352,000	3,722,000					67,069,319	63,529,557
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 0.36		$ 0.42	$ 0.67				$ 0.09	$ 0.09	$ 5.00	$ 15.00					$ 0.08			$ 2.49
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)		16,896,073	16,896,073
Debt Instrument, Convertible, Conversion Price																		$ 0.10	$ 0.10		$ 0.22	$ 0.22
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.49														0.22	0.49	0.18			0.49